Quarterly Holdings Report
for
Fidelity® Series Value Discovery Fund
October 31, 2024
EDT-NPRT3-1224
1.950997.111
Common Stocks - 98.0%
	Shares	Value ($)
CANADA - 3.3%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	999,200	52,107,525
Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Canadian Natural Resources Ltd (United States)	3,047,800	103,686,156
Imperial Oil Ltd (United States)	1,428,800	106,417,024
Parex Resources Inc (a)	2,647,369	24,584,681
Parkland Corp	535,300	12,456,437
		247,144,298
Information Technology - 0.2%
Software - 0.2%
Open Text Corp (United States)	1,023,200	30,696,000
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	1,634,100	77,913,888
TOTAL CANADA		407,861,711
DENMARK - 0.1%
Industrials - 0.1%
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (b)	877,300	16,719,003
FRANCE - 0.4%
Information Technology - 0.4%
IT Services - 0.4%
Capgemini SE	308,000	53,432,101
GERMANY - 1.9%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	266,400	30,129,840
Industrials - 1.7%
Air Freight & Logistics - 0.4%
Deutsche Post AG	1,162,300	46,689,045
Industrial Conglomerates - 1.3%
Siemens AG	824,400	160,386,910
TOTAL INDUSTRIALS		207,075,955

TOTAL GERMANY		237,205,795
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP (b)	1,280,800	4,828,616
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA ADR	218,333	5,126,459
UNITED KINGDOM - 4.8%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Berkeley Group Holdings PLC	460,546	26,280,982
Consumer Staples - 1.8%
Beverages - 1.8%
Coca-Cola Europacific Partners PLC	1,868,300	141,990,801
Diageo PLC	2,191,100	67,665,065
		209,655,866
Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC ADR	2,874,054	204,488,942
Utilities - 1.2%
Multi-Utilities - 1.2%
National Grid PLC (a)	11,665,145	146,469,303
TOTAL UNITED KINGDOM		586,895,093
UNITED STATES - 87.5%
Communication Services - 4.7%
Entertainment - 1.9%
Walt Disney Co/The	2,457,500	236,411,500
Media - 2.8%
Comcast Corp Class A	8,071,204	352,469,479
TOTAL COMMUNICATION SERVICES		588,880,979

Consumer Discretionary - 4.6%
Diversified Consumer Services - 1.6%
H&R Block Inc	3,261,446	194,806,170
Specialty Retail - 2.7%
Lowe's Cos Inc	444,600	116,409,618
Murphy USA Inc	87,600	42,788,220
Ross Stores Inc	815,700	113,969,604
Ulta Beauty Inc (b)	187,200	69,073,056
		342,240,498
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc	840,100	39,862,745
TOTAL CONSUMER DISCRETIONARY		576,909,413

Consumer Staples - 9.0%
Beverages - 2.2%
Coca-Cola Co/The	2,246,900	146,745,039
Keurig Dr Pepper Inc	3,856,900	127,084,855
		273,829,894
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings Inc (b)	930,000	78,798,900
US Foods Holding Corp (b)	2,063,230	127,198,130
		205,997,030
Food Products - 1.3%
Mondelez International Inc	1,031,200	70,616,576
Tyson Foods Inc Class A	1,589,000	93,099,510
		163,716,086
Household Products - 1.1%
Procter & Gamble Co/The	843,100	139,263,258
Personal Care Products - 2.7%
Haleon PLC	21,005,400	100,953,337
Kenvue Inc	10,451,297	239,648,240
		340,601,577
TOTAL CONSUMER STAPLES		1,123,407,845

Energy - 6.4%
Oil, Gas & Consumable Fuels - 6.4%
Exxon Mobil Corp	4,538,600	530,017,708
Occidental Petroleum Corp	1,237,900	62,031,169
Shell PLC ADR	3,095,500	209,101,025
		801,149,902
Financials - 24.1%
Banks - 10.7%
Bank of America Corp	6,529,700	273,072,054
Cullen/Frost Bankers Inc	274,000	34,893,900
JPMorgan Chase & Co	1,835,200	407,267,584
M&T Bank Corp	633,144	123,260,474
PNC Financial Services Group Inc/The	822,100	154,776,767
US Bancorp	2,257,200	109,045,332
Wells Fargo & Co	3,305,100	214,567,092
		1,316,883,203
Capital Markets - 3.0%
Blackrock Inc	245,700	241,039,071
Northern Trust Corp	1,310,400	131,721,408
		372,760,479
Financial Services - 3.5%
Apollo Global Management Inc	706,000	101,141,560
Berkshire Hathaway Inc Class B (b)	594,566	268,101,701
Visa Inc Class A	245,700	71,216,145
		440,459,406
Insurance - 6.9%
Chubb Ltd	1,293,939	365,460,131
The Travelers Companies, Inc.	1,415,770	348,194,474
Willis Towers Watson PLC	486,900	147,136,311
		860,790,916
TOTAL FINANCIALS		2,990,894,004

Health Care - 14.4%
Biotechnology - 1.3%
Gilead Sciences Inc	1,826,400	162,220,848
Health Care Providers & Services - 8.7%
Centene Corp (b)	3,389,750	211,045,835
Cigna Group/The	837,507	263,655,579
CVS Health Corp	2,485,700	140,342,622
Elevance Health Inc	295,126	119,750,325
UnitedHealth Group Inc	601,444	339,515,138
		1,074,309,499
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co	3,510,648	195,788,839
Elanco Animal Health Inc (b)	339,800	4,295,072
GSK PLC ADR	331,400	12,182,264
Johnson & Johnson	1,334,759	213,374,574
Merck & Co Inc	1,179,600	120,696,672
		546,337,421
TOTAL HEALTH CARE		1,782,867,768

Industrials - 9.7%
Aerospace & Defense - 2.9%
L3Harris Technologies Inc	315,900	78,175,773
Lockheed Martin Corp	241,200	131,707,260
Northrop Grumman Corp	293,600	149,448,272
		359,331,305
Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc	440,700	45,409,728
FedEx Corp	322,400	88,289,240
		133,698,968
Building Products - 0.6%
Johnson Controls International plc	1,050,500	79,365,275
Electrical Equipment - 0.8%
GE Vernova Inc	79,900	24,102,634
Regal Rexnord Corp	459,100	76,458,514
		100,561,148
Machinery - 3.2%
Allison Transmission Holdings Inc	211,300	22,579,518
Cummins Inc	100,500	33,062,490
Deere & Co	547,500	221,567,775
Oshkosh Corp	94,200	9,631,008
Pentair PLC	1,136,500	112,649,880
		399,490,671
Professional Services - 0.5%
Maximus Inc	790,230	68,307,481
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	364,400	71,692,056
TOTAL INDUSTRIALS		1,212,446,904

Information Technology - 5.1%
Communications Equipment - 2.2%
Cisco Systems Inc	4,970,875	272,254,824
IT Services - 1.7%
Amdocs Ltd	1,676,038	147,063,954
Cognizant Technology Solutions Corp Class A	815,579	60,834,038
		207,897,992
Software - 1.2%
Gen Digital Inc	5,520,928	160,714,214
TOTAL INFORMATION TECHNOLOGY		640,867,030

Materials - 2.3%
Chemicals - 0.9%
AdvanSix Inc	123,500	3,503,695
CF Industries Holdings Inc	1,259,800	103,593,354
		107,097,049
Construction Materials - 0.6%
CRH PLC	781,300	74,559,459
Containers & Packaging - 0.8%
Crown Holdings Inc	879,800	82,305,290
Silgan Holdings Inc	427,400	22,113,676
		104,418,966
TOTAL MATERIALS		286,075,474

Real Estate - 1.1%
Retail REITs - 0.4%
Simon Property Group Inc	318,800	53,915,455
Specialized REITs - 0.7%
Crown Castle Inc	777,000	83,519,730
TOTAL REAL ESTATE		137,435,185

Utilities - 6.1%
Electric Utilities - 4.5%
Edison International	2,071,900	170,724,560
NextEra Energy Inc	488,900	38,745,325
PG&E Corp	14,817,000	299,599,740
Southern Co/The	575,376	52,376,477
		561,446,102
Gas Utilities - 0.2%
UGI Corp	986,400	23,584,824
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	2,813,300	46,391,317
Multi-Utilities - 1.0%
Sempra	1,477,200	123,154,164
TOTAL UTILITIES		754,576,407

TOTAL UNITED STATES		10,895,510,911
TOTAL COMMON STOCKS (Cost $9,618,397,816)		12,207,579,689

Non-Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Samsung Electronics Co Ltd	2,758,920	95,218,476
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9%	188,872	4,844,567
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $113,816,985)		100,063,043

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.87	89,974,374	89,992,369
Fidelity Securities Lending Cash Central Fund (c)(d)	4.87	729,527	729,600
TOTAL MONEY MARKET FUNDS (Cost $90,721,968)			90,721,969

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $9,822,936,769)	12,398,364,701
NET OTHER ASSETS (LIABILITIES) - 0.5%	65,520,392
NET ASSETS - 100.0%	12,463,885,093

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	200,850,385	1,962,077,875	2,072,939,000	6,246,456	3,109	-	89,992,369	0.2%
Fidelity Securities Lending Cash Central Fund	5,985,000	299,045,554	304,300,954	13,181	-	-	729,600	0.0%
Total	206,835,385	2,261,123,429	2,377,239,954	6,259,637	3,109	-	90,721,969

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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